Income Tax (Details) - Schedule of Valuation Allowance of Deferred Tax Asset - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Valuation Allowance Of Deferred Tax Asset Abstract
Balance at beginning of the year	$ 8,430,810	$ 919,935	$ 227,150
Additions of valuation allowance	2,825,896	7,827,672	654,598
Foreign currency translation adjustments	(759,200)	(316,797)	38,187
Balance at end of the year	$ 10,497,506	$ 8,430,810	$ 919,935